Stream, Royalty and Other Interests - Carrying Amount Related to Stream, Royalty and Other Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accumulated Depletion
Depletion	$ 60,308	$ 75,337
Carrying Amount	1,489,353	1,560,416
Other
Accumulated Depletion
Carrying Amount	235,929	251,372
Cost
Cost
Opening	2,090,009	2,242,154
Net Additions (Disposals)	(22,026)	(152,145)
Ending	2,067,983	2,090,009
Cost | Other
Cost
Opening	595,579	609,670
Net Additions (Disposals)	(7,130)	(14,091)
Ending	588,449	595,579
Accumulated Depletion
Accumulated Depletion
Opening	529,593	460,898
Depletion	57,159	75,337
Depletion in Ending Inventory		3,149
Disposals	(7,983)	(11,418)
Impairment	(139)	1,627
Ending	578,630	529,593
Accumulated Depletion | Other
Accumulated Depletion
Opening	344,207	328,343
Depletion	9,911	13,865
Depletion in Ending Inventory		372
Disposals	(1,459)	0
Impairment	(139)	1,627
Ending	352,520	344,207
Peru | Antamina
Accumulated Depletion
Carrying Amount	179,564	184,848
Peru | Cost | Antamina
Cost
Opening	187,682	342,227
Net Additions (Disposals)	0	(154,545)
Ending	187,682	187,682
Peru | Accumulated Depletion | Antamina
Accumulated Depletion
Opening	2,834	5,676
Depletion	5,284	8,576
Depletion in Ending Inventory		0
Disposals	0	(11,418)
Impairment	0	0
Ending	8,118	2,834
Brazil | Aurizona
Accumulated Depletion
Carrying Amount	7,079	7,353
Brazil | Chapada
Accumulated Depletion
Carrying Amount	41,205	43,895
Brazil | Vale Royalties
Accumulated Depletion
Carrying Amount	108,956	111,380
Brazil | Cost | Aurizona
Cost
Opening	11,091	11,091
Net Additions (Disposals)	0	0
Ending	11,091	11,091
Brazil | Cost | Chapada
Cost
Opening	69,561	69,561
Net Additions (Disposals)	0	0
Ending	69,561	69,561
Brazil | Cost | Vale Royalties
Cost
Opening	117,787	117,787
Net Additions (Disposals)	0	0
Ending	117,787	117,787
Brazil | Accumulated Depletion | Aurizona
Accumulated Depletion
Opening	3,738	3,246
Depletion	274	492
Depletion in Ending Inventory		0
Disposals	0	0
Impairment	0	0
Ending	4,012	3,738
Brazil | Accumulated Depletion | Chapada
Accumulated Depletion
Opening	25,666	22,905
Depletion	2,690	2,761
Depletion in Ending Inventory		0
Disposals	0	0
Impairment	0	0
Ending	28,356	25,666
Brazil | Accumulated Depletion | Vale Royalties
Accumulated Depletion
Opening	6,407	3,981
Depletion	2,424	2,426
Depletion in Ending Inventory		0
Disposals	0	0
Impairment	0	0
Ending	8,831	6,407
South Africa | Blyvoor
Accumulated Depletion
Carrying Amount	103,160	104,263
South Africa | Platreef
Accumulated Depletion
Carrying Amount	187,000	187,000
South Africa | Cost | Blyvoor
Cost
Opening	106,332	106,332
Net Additions (Disposals)	0	0
Ending	106,332	106,332
South Africa | Cost | Platreef
Cost
Opening	187,000	186,640
Net Additions (Disposals)	0	360
Ending	187,000	187,000
South Africa | Accumulated Depletion | Blyvoor
Accumulated Depletion
Opening	2,069	787
Depletion	1,103	1,225
Depletion in Ending Inventory		57
Disposals	0	0
Impairment	0	0
Ending	3,172	2,069
South Africa | Accumulated Depletion | Platreef
Accumulated Depletion
Opening	0	0
Depletion	0	0
Depletion in Ending Inventory		0
Disposals	0	0
Impairment	0	0
Ending	0	0
Côte d'Ivoire | Bonikro
Accumulated Depletion
Carrying Amount	22,063	28,869
Côte d'Ivoire | Cost | Bonikro
Cost
Opening	37,773	37,773
Net Additions (Disposals)	0	0
Ending	37,773	37,773
Côte d'Ivoire | Accumulated Depletion | Bonikro
Accumulated Depletion
Opening	8,904	3,106
Depletion	6,806	4,956
Depletion in Ending Inventory		842
Disposals	0	0
Impairment	0	0
Ending	15,710	8,904
Chile | Caserones
Accumulated Depletion
Carrying Amount	71,466	75,190
Chile | Cost | Caserones
Cost
Opening	82,678	82,678
Net Additions (Disposals)	0	0
Ending	82,678	82,678
Chile | Accumulated Depletion | Caserones
Accumulated Depletion
Opening	7,488	1,656
Depletion	3,724	5,832
Depletion in Ending Inventory		0
Disposals	0	0
Impairment	0	0
Ending	11,212	7,488
Argentina | Cerro Moro
Accumulated Depletion
Carrying Amount	8,487	15,216
Argentina | Cost | Cerro Moro
Cost
Opening	74,261	74,261
Net Additions (Disposals)	0	0
Ending	74,261	74,261
Argentina | Accumulated Depletion | Cerro Moro
Accumulated Depletion
Opening	59,045	48,292
Depletion	6,729	10,753
Depletion in Ending Inventory		0
Disposals	0	0
Impairment	0	0
Ending	65,774	59,045
Ecuador | Fruta del Norte
Accumulated Depletion
Carrying Amount	23,241	25,160
Ecuador | Cost | Fruta del Norte
Cost
Opening	33,268	33,268
Net Additions (Disposals)	0	0
Ending	33,268	33,268
Ecuador | Accumulated Depletion | Fruta del Norte
Accumulated Depletion
Opening	8,108	6,010
Depletion	1,919	2,098
Depletion in Ending Inventory		0
Disposals	0	0
Impairment	0	0
Ending	10,027	8,108
Canada | Greenstone
Accumulated Depletion
Carrying Amount	105,713	107,234
Canada | Horne 5
Accumulated Depletion
Carrying Amount	78,934	78,934
Canada | Cost | Greenstone
Cost
Opening	107,234	107,234
Net Additions (Disposals)	6	0
Ending	107,240	107,234
Canada | Cost | Horne 5
Cost
Opening	78,934	78,934
Net Additions (Disposals)	0	0
Ending	78,934	78,934
Canada | Accumulated Depletion | Greenstone
Accumulated Depletion
Opening	0	0
Depletion	1,527	0
Depletion in Ending Inventory		0
Disposals	0	0
Impairment	0	0
Ending	1,527	0
Canada | Accumulated Depletion | Horne 5
Accumulated Depletion
Opening	0	0
Depletion	0	0
Depletion in Ending Inventory		0
Disposals	0	0
Impairment	0	0
Ending	0	0
Türkiye | Hod Maden
Accumulated Depletion
Carrying Amount	207,007	206,995
Türkiye | Cost | Hod Maden
Cost
Opening	206,995	206,969
Net Additions (Disposals)	12	26
Ending	207,007	206,995
Türkiye | Accumulated Depletion | Hod Maden
Accumulated Depletion
Opening	0	0
Depletion	0	0
Depletion in Ending Inventory		0
Disposals	0	0
Impairment	0	0
Ending	0	0
Burkina Faso | Houndé
Accumulated Depletion
Carrying Amount	25,591	27,185
Burkina Faso | Cost | Houndé
Cost
Opening	45,120	45,120
Net Additions (Disposals)	0	0
Ending	45,120	45,120
Burkina Faso | Accumulated Depletion | Houndé
Accumulated Depletion
Opening	17,935	16,100
Depletion	1,594	1,835
Depletion in Ending Inventory		0
Disposals	0	0
Impairment	0	0
Ending	19,529	17,935
Mongolia | Hugo North Extension and Heruga
Accumulated Depletion
Carrying Amount	35,388	35,358
Mongolia | Cost | Hugo North Extension and Heruga
Cost
Opening	35,358	35,352
Net Additions (Disposals)	30	6
Ending	35,388	35,358
Mongolia | Accumulated Depletion | Hugo North Extension and Heruga
Accumulated Depletion
Opening	0	0
Depletion	0	0
Depletion in Ending Inventory		0
Disposals	0	0
Impairment	0	0
Ending	0	0
Mexico | Mercedes
Accumulated Depletion
Carrying Amount	28,482	51,298
Mexico | Cost | Mercedes
Cost
Opening	75,898	70,809
Net Additions (Disposals)	(25,448)	5,089
Ending	50,450	75,898
Mexico | Accumulated Depletion | Mercedes
Accumulated Depletion
Opening	24,600	8,144
Depletion	3,892	15,787
Depletion in Ending Inventory		669
Disposals	(6,524)	0
Impairment	0	0
Ending	21,968	24,600
USA | Relief Canyon
Accumulated Depletion
Carrying Amount	20,088	18,866
USA | Cost | Relief Canyon
Cost
Opening	37,458	26,448
Net Additions (Disposals)	10,504	11,010
Ending	47,962	37,458
USA | Accumulated Depletion | Relief Canyon
Accumulated Depletion
Opening	18,592	12,652
Depletion	9,282	4,731
Depletion in Ending Inventory		1,209
Disposals	0	0
Impairment	0	0
Ending	$ 27,874	$ 18,592